Consolidated Statements of Equity (Parenthetical) (Common Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends, per share	$ 0.40	$ 0.40	$ 0.40